4. INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventories Tables
Inventories consist
Inventories consist of :	September 30, 2016	December 31, 2015
Materials	$1,166,501	$477,929
Work in process	162,539	––
Finished goods	2,900,030	2,306,681
Total	$4,229,070	$2,784,610

	2015	2014
Materials	$477,929	$300,739
Finished goods	2,306,681	1,423,768
Total	$2,784,610	$1,724,507